Cover	Dec. 31, 2024	Jun. 19, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 19, 2024
Entity Registrant Name		CLOVER HEALTH INVESTMENTS, CORP. /DE
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39252
Entity Tax Identification Number		98-1515192
Entity Address, Address Line One		3401 Mallory Lane
Entity Address, Address Line Two		Suite 210
Entity Address, City or Town		Franklin
Entity Address, State or Province		TN
Entity Address, Postal Zip Code		37067
City Area Code		201
Local Phone Number		432-2133
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.0001 per share
Trading Symbol		CLOV
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001801170
Document Information [Line Items]
Current Fiscal Year End Date	--12-31